SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

13. SHARE-BASED COMPENSATION

Clever Leaves Holdings Inc. 2020 Incentive Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Incentive Award Plan (the “2020 Plan”) which provides for the Company to grant incentive stock options, nonqualified stock options, restricted share units and other shares-based awards to its employees, directors, officers, outside advisors and non-employee consultants.

As of March 31, 2021, the Company has reserved 2,813,215 common shares for issuance to its employees, directors, outside advisors and non-employee consultants pursuant to the 2020 Plan. Unless otherwise provided, at the time of grant, the options issued pursuant to the 2020 Plan generally expire ten years from the date of grant and generally vest over four years, with 25% of the award vesting in four equal installments. As of March 31, 2021 and December 31, 2020, 2,423,388 and 2,813,215 shares, respectively, were available for future grants of the Company’s common shares under the 2020 Plan.

Clever Leaves Holdings Inc. 2020 Earnout Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Earnout Award Plan (the “Earnout Plan”). The purpose of the Earnout Plan is to provide equity awards following the Closing Date to certain directors, employees and consultants that have contributed to the Business Combination. Under the Earnout Plan, (i) shares constituting 50% of the share reserve will be issued only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $12.50 per share (as adjusted for shares splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the second anniversary of the Closing, and (ii) shares constituting the remaining 50% of the share reserve will be issued only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $15.00 per share (as adjusted for stock splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the fourth anniversary of the Closing. Equity awards granted prior to these hurdles being met will vest only if the applicable hurdles are achieved; equity awards granted following the hurdles being achieved need not include the hurdles. In addition, the Company’s board of directors may choose to impose additional vesting conditions. As of March 31, 2021 and December 31, 2020, 401,282 and 1,440,000 shares, respectively, were available for future grants of the Company’s common shares under the Earnout Plan. As of March 31, 2021, 1,038,718 shares have been granted under the Earnout Plan.

The 2018 Plan, 2020 Plan, and Earnout Plan are administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee thereof. The exercise prices, vesting and other restrictions are determined at the discretion of the Company’s board of directors, or its committee if so delegated.

The Company’s board of directors values the Company’s common shares, taking into consideration the most recently available valuation thereof performed by third parties, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Share-Based Award Valuation

The following table presents the weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of stock options and RSUs granted during periods presented:

Three Months Ended
March 31, 2021
Expected term	5.00 – 6.25
Risk-free interest rate	0.78 – 1.02%
Expected dividend yield	0.0%
Expected volatility	90%

Stock Options

The following table summarizes the Company’s stock option activity since December 31, 2020:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Granted	51,434	$14.40	9.92
Exercised	—	$—	—	$—
Forfeited	—	$—	—
Balance as at March 31, 2021	948,322	$6.15	4.06	$3,922

Vested and expected to vest as at March 31, 2021	937,041	$6.10	4.07	$3,923

Vested and exercisable as at March 31, 2021	494,776	$6.17	3.71	$2,102

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for all stock options that had exercise prices lower than the fair value of the Company’s common shares.

The weighted-average grant-date fair value per share of share-based awards granted during the three months ended March 31, 2021 was $10.60.

Restricted Share Units

Time-based Restricted Share Units

The fair value for time-based RSUs is based on the closing price of the Company’s common shares on the grant date.

The following table summarizes the changes in the Company’s time-based restricted share unit activity during the three months ended March 31, 2021:

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	78,634	$3.25
Granted	338,393	14.33
Vested	(7,713)	14.40
Canceled/forfeited	—	—
Unvested as of March 31, 2021	409,314	$12.47

The total fair value of time-based RSUs vested during the three months ended March 31, 2021 and 2020 was $111 and $nil, respectively.

Market-based Restricted Share Units

During the three months ended March 31, 2021, the Company granted RSUs with both a market condition and a service condition (market-based RSUs) to the Company’s employees. The market-based condition for these awards requires that the Company’s common shares maintain a closing price equal to or greater than $12.50 or $15.00 per share for any 20 trading days within any consecutive 30 trading day period on or before December 18, 2022 or December 18, 2024, respectively. Provided that the market-based condition is satisfied, and the respective employee remains employed by the Company, the market-based restricted share units will vest in four equal annual installments on the applicable vesting date.

The following table presents the weighted-average assumptions used in the Monte Carlo simulation model to determine the fair value of the market-based restricted share units granted in the three months ended March 31, 2021:

Three Months Ended
March 31, 2021
Grant date share price	$14.40
Risk-free interest rate	0.5%
Expected dividend yield	0.0%
Expected volatility	90%
Expected life (in years)	1.8 – 3.8

The following table summarizes the changes in the Company’s market-based restricted share unit activity during the three months ended March 31, 2021:

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	1,038,718	13.89
Vested	—	—
Canceled/forfeited	—	—
Unvested as of March 31, 2021	1,038,718	$13.89

No market-based RSUs vested during the three months ended March 31, 2021 and no RSUs were granted during the three months ended March 31, 2020.

Share-Based Compensation Expense

During the three months ended March 31, 2021 and 2020, the Company recognized share-based compensation expense related to its stock options of $356 and $416, respectively, in general and administrative expense in the consolidated statement of operations. The stock-based compensation expense related to unvested stock option awards not yet recognized as of March 31, 2021 and 2020 was $2,472 and $370, respectively, which is expected to be recognized over a weighted-average period of 1.8 years and 2.5 years, respectively.

During the three months ended March 31, 2021 and 2020, the Company recognized share-based compensation expense related to its RSUs of $1,194 and $nil, respectively, in general and administrative expense in the consolidated statement of operations. The total compensation cost related to unvested RSU awards not yet recognized as of March 31, 2021 and 2020 was $18,602 and $nil, respectively, which is expected to be recognized over a weighted-average period of 3.2 years and 0 years, respectively.

The Company recognized total share-based compensation expense of $1,550 and $416 for the three months ended March 31, 2021 and 2020, respectively, in general and administrative expense in the consolidated statement of operations. Share-based compensation costs were not tax deductible for the periods presented.

15. SHARE-BASED COMPENSATION

Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan

The Northern Swan Holdings, Inc. 2018 Omnibus Incentive Compensation Plan, as amended (the “2018 Plan”) provides for the Company to grant incentive stock options, nonqualified stock options, restricted share units (“RSUs”) and other stock-based awards to its employees, directors, officers, outside advisors and non-employee consultants.

As of December 31, 2020, the Company has reserved 4,500,000 common shares for issuance to its employees, directors, outside advisors and non-employee consultants pursuant to the 2018 Plan. Unless otherwise provided, at the time of grant, the options issued pursuant to the 2018 Plan expire ten years from the date of grant and generally vest over four years, with 25% of the award vesting in four equal installments. As of December 31, 2020, no new awards will be issued under the 2018 Plan.

Clever Leaves Holdings Inc. 2020 Incentive Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Incentive Award Plan (the “2020 Plan”) which provides for the Company to grant incentive stock options, nonqualified stock options, restricted share units and other shares-based awards to its employees, directors, officers, outside advisors and non-employee consultants.

As of December 31, 2020, the Company has reserved 2,813,215 common shares for issuance to its employees, directors, outside advisors and non-employee consultants pursuant to the 2020 Plan. Unless otherwise provided, at the time of grant, the options issued pursuant to the 2020 Plan generally expire ten years from the date of grant and generally vest over four years, with 25% of the award vesting in four equal installments. As of December 31, 2020 and December 31, 2019, 2,813,215 and nil shares, respectively, were available for future grants of the Company’s common shares under the 2020 Plan.

Clever Leaves Holdings Inc. 2020 Earnout Award Plan

In connection with the Business Combination, the Company adopted the Clever Leaves Holdings Inc. 2020 Earnout Award Plan (the “Earnout Plan”). The purpose of the Earnout Plan is to provide equity awards following the Closing Date to certain directors, employees and consultants that have contributed to the Business Combination. Under the Earnout Plan, (i) shares constituting 50% of the share reserve will be issued only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $12.50 per share (as adjusted for shares splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the second anniversary of the Closing, and (ii) shares constituting the remaining 50% of the share reserve will be issued only if the closing price of the Company’s common shares on Nasdaq equals or exceeds $15.00 per share (as adjusted for stock splits, reverse splits, stock dividends, reorganizations, recapitalizations or any similar event) for any 20 trading days within any consecutive 30 trading day period on or before the fourth anniversary of the Closing. Equity awards granted prior to these hurdles being met will vest only if the applicable hurdles are achieved; equity awards granted following the hurdles being achieved need not include the hurdles. In addition, the Company’s board of directors may choose to impose additional vesting conditions. As of December 31, 2020 and December 31, 2019, 1,440,000 and no shares, respectively, were available for future grants of the Company’s common shares under the Earnout Plan. As of December 31, 2020, no shares have been granted under the Earnout Plan.

The 2018 Plan, 2020 Plan, and Earnout Plan are administered by the Company’s board of directors or, at the discretion of the Company’s board of directors, by a committee thereof. The exercise prices, vesting and other restrictions are determined at the discretion of the Company’s board of directors, or its committee if so delegated. The Company’s board of directors values the Company’s common shares, taking into consideration the most recently available valuation thereof performed by third parties, as well as additional factors which may have changed since the date of the most recent contemporaneous valuation through the date of grant.

Stock Option Valuation

The following table presents the weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of stock options and RSUs granted during periods presented:

	Year Ended
	December 31, 2020	December 31, 2019
Expected term	0.14 – 5.00	2.79 – 5.00
Risk-free interest rate	0.22 – 0.41%	1.3 – 2.7%
Expected dividend yield	0.0%	0.0%
Expected volatility	85% – 90%	80%

Stock Options

The following table summarizes the Company’s stock option activity since December 31, 2019:

	Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as at December 31, 2019	1,195,544	$14.18	3.21	$3,194
Granted	121,291	$6.71	3.64
Exercised	(88,706)	$0.24	—	$705
Forfeited	(331,241)	$11.86	—
Balance as at December 31, 2020	896,888	$5.22	3.96	$2,889
Vested and expected to vest as at December 31, 2020	885,607	$5.60	3.97	$2,906
Vested and exercisable as at December 31, 2020	419,498	$6.80	3.78	$944

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares for all stock options that had exercise prices lower than the fair value of the Company’s common shares.

The weighted-average grant-date fair value per share of stock options granted during the year ended December 31, 2020 and 2019 was $2.02 and $2.64, respectively.

Restricted Share Units

The following table summarizes the Company’s restricted share unit activity since December 31, 2019:

	Restricted Share Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2019	—	$—
Granted	83,715	3.25
Vested	(2,989)	3.25
Canceled/forfeited	(2,092)	3.25
Unvested as of December 31, 2020	78,634	$3.25

The total fair value of restricted share units vested during the year ended December 31, 2020 and 2019 was $51 and $nil, respectively.

Share-Based Compensation Expense

During the year ended December 31, 2020 and 2019, the Company recognized share-based compensation expense related to its stock options of $1,366 and $1,522, respectively, in general and administrative expense in the consolidated statement of operations. The stock-based compensation expense related to unvested stock option awards not yet recognized as of December 31, 2020 and 2019 was $2,276 and $4,477, respectively, which is expected to be recognized over a weighted-average period of 1.9 years and 2.7 years, respectively.

During the year ended December 31, 2020 and 2019, the Company recognized share-based compensation expense related to its restricted share units of $286 and $nil, respectively, in general and administrative expense in the consolidated statement of operations. The total compensation cost related to unvested restricted share unit awards not yet recognized as of December 31, 2020 and 2019 was $521 and $nil, respectively, which is expected to be recognized over a weighted-average period of 1.3 years and 0.0 years, respectively.

The Company recognized total share-based compensation expense of $1,652 and $1,522 for the year ended December 31, 2020 and 2019, respectively, in general and administrative expense in the consolidated statement of operations. Share-based compensation costs were not tax deductible for the periods presented.